United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/16

Date of Reporting Period: Quarter ended 01/31/16

Item 1. Schedule of Investments

Federated Mid-Cap Index Fund
Portfolio of Investments
January 31, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—94.9%[1]
		Consumer Discretionary—12.7%
32,216	[2]	AMC Networks, Inc., Class A	$2,345,003
38,541		Aaron's, Inc.	881,818
39,512		Abercrombie & Fitch Co., Class A	1,036,795
122,946		American Eagle Outfitters, Inc.	1,799,929
103,962	[2]	Ascena Retail Group, Inc.	767,240
26,357		Big Lots, Inc.	1,022,124
39,812		Brinker International, Inc.	1,980,249
47,867		Brunswick Corp.	1,907,500
10,734	[2]	Buffalo Wild Wings, Inc.	1,634,788
42,361		CST Brands, Inc.	1,641,065
17,827	[2,3]	Cabela's, Inc. Class A	749,982
3,289		Cable One, Inc.	1,414,237
30,139		CalAtlantic Group, Inc.	979,216
32,172		Carter's, Inc.	3,127,762
23,167		Cheesecake Factory, Inc.	1,118,966
112,055		Chicos Fas, Inc.	1,164,251
44,973		Cinemark Holdings, Inc.	1,326,254
13,617	[3]	Cracker Barrel Old Country Store, Inc.	1,786,959
89,856		Dana Holding Corp.	1,068,388
10,099	[2]	Deckers Outdoor Corp.	499,497
12,463	[3]	DeVry Education Group, Inc.	248,014
51,073		Dick's Sporting Goods, Inc.	1,995,933
29,174		Domino's Pizza, Inc.	3,323,794
41,007	[2]	Dreamworks Animation SKG, Inc.	1,051,419
52,410		Dunkin' Brands Group, Inc.	2,062,858
73,824		Foot Locker, Inc.	4,987,549
24,885	[2]	Fossil Group, Inc.	811,251
164,498		Gentex Corp.	2,251,978
2,601		Graham Holdings, Co.	1,260,679
38,868		Guess ?, Inc.	720,613
9,619		HSN, Inc.	452,670
12,354		International Speedway Corp., Class A	421,766
20,479		Jack in the Box, Inc.	1,589,990
111,624	[2]	Jarden Corp.	5,921,653
56,630		KB HOME	615,002
73,921	[2]	Kate Spade & Co.	1,316,533
163,957	[2]	LKQ Corp.	4,492,422
76,875	[2]	Live Nation Entertainment, Inc.	1,745,062
21,882		M.D.C. Holdings, Inc.	476,152
22,317		Meredith Corp.	944,232
14,766	[2]	Murphy USA, Inc.	854,213
2,230	[2]	NVR, Inc.	3,681,730
62,030		New York Times Co., Class A	820,037
197,292	[2]	Office Depot, Inc.	1,016,054
12,606	[2]	Panera Bread Co.	2,445,564
163,196	[2,3]	Penney (J.C.) Co., Inc.	1,184,803
34,311		Polaris Industries, Inc.	2,533,524
1

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
27,781		Pool Corp.	$2,347,494
34,470		Rent-A-Center, Inc.	469,481
122,662		Service Corp. International	2,967,194
69,515	[2]	Skechers USA, Inc., Class A	1,959,628
35,607		Sothebys Holdings, Inc., Class A	836,408
43,481	[2]	TRI Pointe Group, Inc.	458,290
32,710	[2]	Tempur Sealy International, Inc.	1,973,721
82,518		The Wendy's Co.	844,159
23,497		Thor Industries, Inc.	1,231,948
34,857	[3]	Time, Inc.	522,855
91,182	[2]	Toll Brothers, Inc.	2,518,447
29,113		Tupperware Brands Corp.	1,351,717
35,588	[2]	Vista Outdoor, Inc.	1,715,697
28,539		Wiley (John) & Sons, Inc., Class A	1,192,930
47,020		Williams-Sonoma, Inc.	2,429,053
		TOTAL	100,296,540
		Consumer Staples—3.6%
262,321		Avon Products, Inc.	889,268
20,664		Casey's General Stores, Inc.	2,494,971
68,416		Dean Foods Co.	1,366,952
33,765	[2]	Edgewell Personal Care Co.	2,498,948
36,365		Energizer Holdings, Inc.	1,165,135
98,251		Flowers Foods, Inc.	2,018,075
45,694	[2]	Hain Celestial Group, Inc.	1,662,348
38,293		Ingredion, Inc.	3,856,871
9,905		Lancaster Colony Corp.	1,007,140
40,432	[2]	Post Holdings, Inc.	2,365,272
162,781	[2]	SUPERVALU, Inc.	740,653
5,636	[2]	The Boston Beer Co., Inc., Class A	1,010,253
7,391	[3]	Tootsie Roll Industries, Inc.	242,573
30,763	[2]	TreeHouse Foods, Inc.	2,441,352
29,522	[2,3]	United Natural Foods, Inc.	1,033,860
86,245	[2]	WhiteWave Foods Company, Class A	3,255,749
		TOTAL	28,049,420
		Energy—2.7%
452,345	[2]	California Resources Corp.	646,853
466,159	[2,3]	Denbury Resources, Inc.	727,208
20,845	[2]	Dril-Quip, Inc.	1,222,351
32,289		Energen Corp.	1,138,833
46,132	[2]	Gulfport Energy Corp.	1,363,201
97,786		HollyFrontier Corp.	3,419,576
165,357		Nabors Industries Ltd.	1,217,028
141,536	[3]	Noble Corp. PLC	1,102,565
55,579		Oceaneering International, Inc.	1,881,349
41,378	[2]	Oil States International, Inc.	1,168,101
74,946		Patterson-UTI Energy, Inc.	1,077,724
93,775		QEP Resources, Inc.	1,202,196
73,953		Rowan Companies PLC	935,505
9,700		SM Energy Co.	135,606
89,507		Superior Energy Services, Inc.	922,817
141,643	[2]	WPX Energy, Inc.	767,705
2

Shares			Value
		COMMON STOCKS—continued[1]
		Energy—continued
35,563		Western Refining, Inc.	$1,170,023
40,533		World Fuel Services Corp.	1,578,760
		TOTAL	21,677,401
		Financials—24.5%
22,653		Alexander and Baldwin, Inc.	686,386
38,628		Alexandria Real Estate Equities, Inc.	3,058,565
8,340	[2]	Alleghany Corp.	3,985,853
63,079	[3]	American Campus Communities, Inc.	2,661,934
38,030		American Financial Group, Inc., Ohio	2,699,369
34,755		Aspen Insurance Holdings Ltd.	1,616,455
77,842		Associated Banc Corp.	1,366,127
47,851		Bancorpsouth, Inc.	999,129
22,392		Bank of Hawaii Corp.	1,341,953
36,070		Bank of the Ozarks, Inc.	1,599,344
52,334		Berkley, W. R. Corp.	2,624,550
61,364		Brown & Brown	1,856,261
43,871		CBOE Holdings, Inc.	2,922,686
101,704		CNO Financial Group, Inc.	1,769,650
46,414		Camden Property Trust	3,541,388
57,996		Care Capital Properties, Inc.	1,736,400
38,441		Cathay Bancorp, Inc.	1,076,348
43,929		Commerce Bancshares, Inc.	1,806,800
69,536		Communications Sales & Leasing, Inc.	1,335,787
54,850		Corporate Office Properties Trust	1,223,155
50,873		Corrections Corp. of America	1,465,651
31,420		Cullen Frost Bankers, Inc.	1,503,761
88,654		Douglas Emmett, Inc.	2,622,385
192,089		Duke Realty Corp.	3,866,752
33,847		EPR Properties	2,029,128
89,893		East West Bancorp, Inc.	2,914,331
51,043		Eaton Vance Corp.	1,462,892
27,475		Endurance Specialty Holdings Ltd.	1,701,527
46,518		Equity One, Inc.	1,289,479
23,923		Everest Re Group Ltd.	4,280,782
22,126		FactSet Research Systems	3,334,388
52,861	[4]	Federated Investors, Inc.	1,336,855
61,498		First American Financial Corp.	2,113,686
124,875		First Horizon National Corp.	1,589,659
186,087		First Niagara Financial Group, Inc.	1,821,792
86,626		FirstMerit Corp.	1,678,812
89,170		Fulton Financial Corp.	1,145,834
86,417		Gallagher (Arthur J.) & Co.	3,252,736
409,768	[2]	Genworth Financial, Inc., Class A	1,139,158
45,341		Hancock Holding Co.	1,086,370
22,686		Hanover Insurance Group, Inc.	1,848,682
53,777		Highwoods Properties, Inc.	2,274,229
85,886		Hospitality Properties Trust	2,026,051
46,410		International Bancshares Corp.	1,076,248
85,695		Janus Capital Group, Inc.	1,078,900
27,254		Jones Lang LaSalle, Inc.	3,835,183
15,455		Kemper Corp.	534,125
3

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
51,579		Kilroy Realty Corp.	$2,881,719
46,055		Lamar Advertising Co., Class A	2,584,146
65,052	[3]	LaSalle Hotel Properties	1,441,552
83,133		Liberty Property Trust	2,437,460
55,870		MSCI Inc., Class A	3,846,091
66,041	[3]	Mack-Cali Realty Corp.	1,372,992
23,585		Marketaxess Holdings, Inc.	2,741,284
21,476		Mercury General Corp.	997,131
45,074		Mid-American Apartment Communities, Inc.	4,228,843
72,563	[3]	National Retail Properties, Inc.	3,115,855
240,888		New York Community Bancorp, Inc.	3,728,946
132,463		Old Republic International Corp.	2,394,931
78,330		Omega Healthcare Investors	2,483,844
62,967		PacWest Bancorp	2,311,519
28,226		Post Properties, Inc.	1,617,067
8,907		Potlatch Corp.	256,878
28,057		Primerica, Inc.	1,262,846
37,687		Prosperity Bancshares, Inc.	1,597,929
67,823		Raymond James Financial, Inc.	2,971,326
48,820		Rayonier, Inc.	1,029,614
50,355		Regency Centers Corp	3,645,198
40,282		Reinsurance Group of America, Inc.	3,392,953
20,678		RenaissanceRe Holdings Ltd.	2,329,377
73,523		SEI Investments Co.	2,885,042
172,715	[2]	SLM Holding Corp.	1,105,376
104,204		Senior Housing Properties Trust	1,508,874
26,920	[2]	Signature Bank	3,751,033
20,324		Sovran Self Storage, Inc.	2,290,108
26,269		StanCorp Financial Group, Inc.	3,012,003
40,139	[2]	Stifel Financial Corp.	1,343,051
28,833	[2]	SVB Financial Group	2,921,359
83,516		Synovus Financial Corp.	2,549,743
124,131		TCF Financial Corp.	1,490,813
49,394		Tanger Factory Outlet Centers, Inc.	1,580,114
27,693		Taubman Centers, Inc.	1,967,311
39,819		Trustmark Corp.	861,683
153,317	[3]	UDR, Inc.	5,456,552
95,018		Umpqua Holdings Corp.	1,375,861
53,446		Urban Edge Properties	1,298,738
79,320		Valley National Bancorp	698,016
109,390		WP Glimcher, Inc.	993,261
48,068		Waddell & Reed Financial, Inc., Class A	1,318,986
47,297		Washington Federal, Inc.	1,009,791
47,790		Webster Financial Corp. Waterbury	1,585,194
64,365		Weingarten Realty Investors	2,245,695
69,078	[3]	WisdomTree Investments, Inc.	828,936
		TOTAL	192,964,577
		Health Care—9.4%
29,799	[2,3]	Akorn, Inc.	774,476
38,254	[2]	Align Technology, Inc.	2,530,120
97,780	[2]	Allscripts Healthcare Solutions, Inc.	1,347,408
4

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
34,621	[2]	Amsurg Corp.	$2,533,911
10,761	[2,3]	Bio Rad Laboratories, Inc., Class A	1,373,211
21,186		Bio-Techne Corp.	1,751,870
56,904	[2]	Catalent, Inc.	1,338,951
63,818	[2]	Centene Corp.	3,960,545
30,430	[2]	Charles River Laboratories International, Inc.	2,258,819
68,019	[2]	Community Health Systems, Inc.	1,461,048
27,099		Cooper Cos., Inc.	3,554,034
10,405	[2]	Halyard Health, Inc.	258,044
41,053	[2]	Health Net, Inc.	2,718,530
29,426		Hill-Rom Holdings, Inc.	1,438,343
145,264	[2]	Hologic, Inc.	4,930,260
44,033	[2,3]	IDEXX Laboratories, Inc.	3,088,475
24,833	[2]	LifePoint Health, Inc.	1,733,095
30,187	[2]	Livanova PLC	1,689,868
50,233	[2]	MEDNAX, Inc.	3,489,184
14,692	[2]	Mettler Toledo International, Inc.	4,596,392
29,094	[2]	Molina Healthcare, Inc.	1,597,552
23,483		Owens & Minor, Inc.	813,686
27,881	[2]	Parexel International Corp.	1,783,269
69,760		ResMed, Inc.	3,955,392
47,906		STERIS PLC	3,317,011
29,812	[2]	Sirona Dental Systems, Inc.	3,168,718
22,158		Teleflex, Inc.	3,006,619
25,450	[2]	United Therapeutics Corp.	3,134,931
42,540	[2]	VCA, Inc.	2,181,026
25,048	[2]	Wellcare Health Plans, Inc.	1,903,147
38,020		West Pharmaceutical Services, Inc.	2,175,504
		TOTAL	73,863,439
		Industrials—14.2%
96,378	[2]	AECOM	2,644,612
41,670		AGCO Corp.	2,032,246
25,800		Acuity Brands, Inc. Holding Company	5,222,694
67,768		Alaska Air Group, Inc.	4,770,867
58,860		B/E Aerospace, Inc.	2,380,887
19,319		CEB, Inc.	1,139,435
19,263		CLARCOR, Inc.	902,664
39,969		Carlisle Cos., Inc.	3,344,606
30,309	[2]	Clean Harbors, Inc.	1,342,992
53,386	[2]	Copart, Inc.	1,788,965
28,505		Crane Co.	1,361,399
23,901		Curtiss Wright Corp.	1,649,169
28,151		Deluxe Corp.	1,573,641
54,154		Donaldson Co., Inc.	1,526,060
119,265		Donnelley (R.R.) & Sons Co.	1,666,132
17,090	[2]	Esterline Technologies Corp.	1,345,154
33,958	[2]	FTI Consulting, Inc.	1,150,837
85,592		Fortune Brands Home & Security, Inc.	4,158,915
32,398		GATX Corp.	1,327,670
23,455	[2]	Genesee & Wyoming, Inc., Class A	1,162,899
25,355		Graco, Inc.	1,842,801
5

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
19,555		Granite Construction, Inc.	$755,410
12,971		HNI Corp.	441,273
30,510	[2]	Hubbell, Inc.	2,759,019
28,592		Huntington Ingalls Industries, Inc.	3,656,345
40,712		IDEX Corp.	2,952,027
46,506		ITT Corp.	1,509,120
169,373	[2]	Jet Blue Airways Corp.	3,609,339
60,811	[3]	Joy Global, Inc.	606,286
73,857		KBR, Inc.	1,053,201
31,364	[2]	KLX, Inc.	916,770
47,736		Kennametal, Inc.	844,927
30,956	[2,3]	Kirby Corp.	1,567,921
24,854		Landstar System, Inc.	1,426,868
21,254		Lennox International, Inc.	2,546,654
37,383		Lincoln Electric Holdings	1,990,271
8,464		MSA Safety, Inc.	362,259
20,594		MSC Industrial Direct Co.	1,334,697
39,178		Manpower Group, Inc.	2,991,240
29,723		Miller Herman, Inc.	761,503
86,788	[2]	NOW, Inc.	1,176,845
30,427		Nordson Corp.	1,838,704
39,235	[2]	Old Dominion Freight Lines, Inc.	2,151,255
36,277	[2]	Orbital ATK, Inc.	3,273,274
29,218		OshKosh Truck Corp.	962,149
25,714		Regal Beloit Corp.	1,445,384
48,540		Rollins, Inc.	1,337,277
46,206		Smith (A.O.) Corp.	3,227,489
18,409	[2]	Teledyne Technologies, Inc.	1,495,731
62,500		Terex Corp.	1,400,000
42,253		Timken Co.	1,121,817
28,897		Toro Co.	2,153,404
65,791		Trinity Industries, Inc.	1,409,243
13,399		Triumph Group, Inc.	341,674
13,279		Valmont Industries, Inc.	1,415,409
53,811		Wabtec Corp.	3,441,213
72,916		Waste Connections, Inc.	4,372,773
10,776		Watsco, Inc.	1,252,279
27,499		Werner Enterprises, Inc.	664,101
29,446		Woodward, Inc.	1,360,111
		TOTAL	112,259,907
		Information Technology—16.1%
10,291	[2,3]	3D Systems Corp.	82,431
64,531	[2]	ACI Worldwide, Inc.	1,155,105
46,530	[2]	Acxiom Corp.	870,111
175,032	[2,3]	Advanced Micro Devices, Inc.	385,070
47,710	[2]	Ansys, Inc.	4,207,545
99,757	[2]	Arris International PLC	2,540,811
52,507	[2]	Arrow Electronics, Inc.	2,709,361
238,363		Atmel Corp.	1,921,206
70,165		Avnet, Inc.	2,800,987
24,709		Belden, Inc.	1,055,568
6

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
57,789		Broadridge Financial Solutions	$3,095,179
78,781		CDK Global, Inc.	3,470,303
64,925	[2]	CIENA Corp.	1,153,717
158,518	[2]	Cadence Design Systems, Inc.	3,100,612
48,677	[3]	Cognex Corp.	1,569,833
25,011	[2]	Commvault Systems, Inc.	938,413
87,511		Computer Sciences Corp.	2,806,478
27,481	[2]	Comscore, Inc.	1,058,843
50,112		Convergys Corp.	1,224,737
59,002	[2]	CoreLogic, Inc.	2,106,371
58,908	[2]	Cree, Inc.	1,651,191
191,757	[2]	Cypress Semiconductor Corp.	1,507,210
17,018		DST Systems, Inc.	1,793,867
21,903		Diebold, Inc.	607,151
23,337		FEI Co.	1,690,766
12,556		Fair Isaac & Co., Inc.	1,199,977
58,337	[2]	Fairchild Semiconductor International, Inc., Class A	1,195,325
82,649	[2]	Fortinet, Inc.	2,325,743
44,363	[2]	Gartner Group, Inc., Class A	3,899,064
69,576		Global Payments, Inc.	4,101,505
42,688		Henry Jack & Associates, Inc.	3,465,412
18,937	[2]	IPG Photonics Corp.	1,530,678
98,120		Ingram Micro, Inc., Class A	2,766,984
94,983	[2]	Integrated Device Technology, Inc.	2,420,167
18,466		InterDigital, Inc.	831,709
78,072		Intersil Holding Corp.	1,014,936
24,117		j2 Global, Inc.	1,748,724
99,660		Jabil Circuit, Inc.	1,984,231
95,896	[2]	Keysight Technologies, Inc.	2,243,966
18,456	[2,3]	Knowles Corp.	251,002
33,422		Leidos Holdings, Inc.	1,541,423
36,421		Lexmark International, Inc.	1,027,436
38,565	[2]	Manhattan Associates, Inc.	2,223,272
28,680		Maximus, Inc.	1,530,652
32,633		Mentor Graphics Corp.	567,162
58,172	[2]	Microsemi Corp.	1,844,052
85,319	[2]	NCR Corp.	1,820,707
52,318		National Instruments Corp.	1,491,063
57,376	[2]	NetScout Systems, Inc.	1,236,453
43,594	[2]	Neustar, Inc., Class A	1,071,541
65,000	[2]	PTC, Inc.	1,924,650
16,680		Plantronics, Inc.	747,764
75,605	[2]	Polycom, Inc.	770,415
66,185	[2]	Rackspace Hosting, Inc.	1,337,599
24,334		Science Applications International Corp.	1,037,115
21,980	[2]	Silicon Laboratories, Inc.	1,002,288
40,123	[2]	Solarwinds, Inc.	2,405,374
30,056		Solera Holdings, Inc.	1,630,839
53,617	[2,3]	SunEdison, Inc.	167,821
20,338	[2]	Synaptics, Inc.	1,490,979
20,199		Synnex Corp.	1,695,706
7

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
83,354	[2]	Synopsys, Inc.	$3,575,887
25,132	[2]	Tech Data Corp.	1,568,237
131,229		Teradyne, Inc.	2,549,779
15,204	[2]	The Ultimate Sortware Group, Inc.	2,670,278
140,504	[2]	Trimble Navigation Ltd.	2,710,322
20,085	[2]	Tyler Technologies, Inc.	3,154,550
65,971	[2]	Verifone Systems, Inc.	1,543,062
40,352		Vishay Intertechnology, Inc.	462,434
26,294	[2]	WEX, Inc.	1,909,207
29,731	[2]	Zebra Technologies Co., Class A	1,795,752
		TOTAL	126,986,108
		Materials—6.2%
62,626		Albemarle Corp.	3,296,633
15,073		Allegheny Technologies, Inc.	141,385
33,050		Aptargroup, Inc.	2,409,345
34,979		Ashland, Inc.	3,314,610
50,775		Bemis Co., Inc.	2,430,599
43,469		Cabot Corp.	1,753,539
29,616		Carpenter Technology Corp.	822,140
90,200		Commercial Metals Corp.	1,255,584
13,461		Compass Minerals International, Inc.	1,007,556
36,635		Domtar Corp.	1,181,479
28,857		Eagle Materials, Inc.	1,545,004
101,734	[2]	Louisiana-Pacific Corp.	1,599,259
20,807		Minerals Technologies, Inc.	852,879
5,299		Newmarket Corp.	2,009,752
95,018		Olin Corp.	1,609,605
54,415		Packaging Corp. of America	2,765,914
49,907		Polyone Corp.	1,350,483
70,720	[3]	RPM International, Inc.	2,775,760
45,745		Reliance Steel & Aluminum Co.	2,604,720
23,025		Royal Gold, Inc.	685,915
23,723		Scotts Co.	1,629,296
23,420		Sensient Technologies Corp.	1,397,471
20,681		Silgan Holdings, Inc.	1,093,404
53,165		Sonoco Products Co.	2,100,549
152,923		Steel Dynamics, Inc.	2,806,137
25,648	[3]	United States Steel Corp.	179,536
38,944		Valspar Corp.	3,050,484
38,066		Worthington Industries, Inc.	1,164,439
		TOTAL	48,833,477
		Telecommunication Services—0.2%
52,277		Telephone and Data System, Inc.	1,212,304
		Utilities—5.3%
62,997		Alliant Energy Corp.	4,116,224
93,900		Aqua America, Inc.	2,960,667
54,311		Atmos Energy Corp.	3,759,407
20,448		Black Hills Corp.	1,007,677
39,832		Cleco Corp.	2,116,672
85,600		Great Plains Energy, Inc.	2,386,528
45,944		Hawaiian Electric Industries, Inc.	1,374,644
8

Shares			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
26,410		Idacorp, Inc.	$1,837,872
111,073		MDU Resources Group, Inc.	1,874,912
47,802		National Fuel Gas Co.	2,166,865
111,852		OGE Energy Corp.	2,933,878
35,087		ONE Gas, Inc.	1,984,521
31,692		PNM Resources, Inc.	995,446
99,088		Questar Corp.	2,020,404
105,040		UGI Corp.	3,571,360
43,369		Vectren Corp.	1,814,559
26,068		WGL Holdings, Inc.	1,741,082
75,408		Westar Energy, Inc.	3,284,773
		TOTAL	41,947,491
		TOTAL COMMON STOCKS (IDENTIFIED COST $526,374,120)	748,090,664
		INVESTMENT COMPANIES—4.5%
16,590,737	[4,5]	Federated Money Market Management, Institutional Shares, 0.39%[6]	16,590,737
18,902,762	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.35%[6]	18,902,762
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	35,493,499
		TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $561,867,619)[7]	783,584,163
		OTHER ASSETS AND LIABILITIES - NET—0.6%[8]	5,082,609
		TOTAL NET ASSETS—100%	$788,666,772
At January 31, 2016, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
2S&P MidCap 400 Emini Long Futures	242	$31,818,160	March 2016	$(632,817)
The average notional value of long futures contracts held by the Fund throughout the period was $30,593,900. This is based on the contracts held as of each month-end throughout the three month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $31,818,160 at January 31, 2016, which represents 4.0% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 101.7%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Affiliated holding.
Transactions involving affiliated holdings during the period ended January 31, 2016, were as follows:
	Federated Investors, Inc.	Federated Money Market Management, Institutional Shares	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2015	55,838	15,468,967	26,998,518	42,523,323
Purchases/Additions	—	42,555,879	66,731,586	109,287,465
Sales/Reductions	(2,977)	(41,434,109)	(74,827,342)	(116,264,428)
Balance of Shares Held 1/31/2016	52,861	16,590,737	18,902,762	35,546,360
Value	$1,336,855	$16,590,737	$18,902,762	$36,830,354
Dividend Income	$13,960	$13,481	$16,787	$44,228
5	All or a portion of this security is held as collateral for securities lending.
9

As of January 31, 2016, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$16,011,863	$16,590,737
6	7-day net yield.
7	At January 31, 2016, the cost of investments for federal tax purposes was $561,867,619. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $221,716,544. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $262,716,284 and net unrealized depreciation from investments for those securities having an excess of cost over value of $40,999,740.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
10

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
11
Federated Max-Cap Index Fund
Portfolio of Investments
January 31, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—95.8%[1]
		Consumer Discretionary—12.4%
1,876		Advance Auto Parts, Inc.	$285,246
10,247	[2]	Amazon.com, Inc.	6,014,989
7,113	[2]	AutoNation, Inc.	307,637
729	[2]	AutoZone, Inc.	559,427
5,322	[2]	Bed Bath & Beyond, Inc.	229,751
8,957		Best Buy Co., Inc.	250,169
5,935		Block (H&R), Inc.	202,087
7,281		BorgWarner, Inc.	213,770
12,105		CBS Corp., Class B	574,988
12,498		Cablevision Systems Corp., Class A	398,811
244	[2]	CarMax, Inc.	10,780
11,416		Carnival Corp.	549,452
899	[2]	Chipotle Mexican Grill, Inc.	407,220
8,349		Coach, Inc.	309,331
62,168		Comcast Corp., Class A	3,463,379
16,439		D. R. Horton, Inc.	452,237
2,297		Darden Restaurants, Inc.	144,849
6,555		Delphi Automotive PLC	425,682
3,055	[2]	Discovery Communications, Inc., Class A	84,287
7,460	[2]	Discovery Communications, Inc., Class C	202,987
4,590		Dollar General Corp.	344,525
5,512	[2]	Dollar Tree, Inc.	448,236
2,602		Expedia, Inc.	262,906
104,146		Ford Motor Co.	1,243,503
4,246	[3]	GameStop Corp.	111,288
7,686		Gap (The), Inc.	189,998
29,149		General Motors Co.	863,976
4,399		Genuine Parts Co.	379,062
6,440		Goodyear Tire & Rubber Co.	182,960
2,888		Hanesbrands, Inc.	88,286
6,044		Harley Davidson, Inc.	241,760
2,452		Harman International Industries, Inc.	182,404
2,640		Hasbro, Inc.	196,099
34,437		Home Depot, Inc.	4,330,797
8,534		Interpublic Group Cos., Inc.	191,503
17,932		Johnson Controls, Inc.	643,221
5,785		Kohl's Corp.	287,804
4,305		L Brands, Inc.	413,926
2,433		Leggett and Platt, Inc.	100,994
3,581		Lennar Corp., Class A	150,939
22,977		Lowe's Cos., Inc.	1,646,532
9,185		Macy's, Inc.	371,166
5,628		Marriott International, Inc., Class A	344,884
10,322	[3]	Mattel, Inc.	284,784
25,420		McDonald's Corp.	3,146,488
5,849	[2]	Michael Kors Holdings Ltd.	233,375
2,947	[2]	Mohawk Industries, Inc.	490,410

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
8,756	[2]	NetFlix, Inc.	$804,151
5,748		Newell Rubbermaid, Inc.	222,907
1,157		News Corp.	15,446
11,501		News Corp., Class A	149,168
38,285		Nike, Inc., Class B	2,374,053
4,398	[3]	Nordstrom, Inc.	215,942
3,377	[2]	O'Reilly Automotive, Inc.	881,059
9,218		Omnicom Group, Inc.	676,140
2,745		PVH Corp.	201,428
1,906		Ralph Lauren Corp.	214,425
9,650		Ross Stores, Inc.	542,909
1,696		Royal Caribbean Cruises, Ltd.	139,004
3,160		Scripps Networks Interactive	192,665
166		Signet Jewelers Ltd.	19,256
21,490		Staples, Inc.	191,691
41,887		Starbucks Corp.	2,545,473
5,058		Starwood Hotels & Resorts	314,810
16,647		TJX Cos., Inc.	1,185,932
15,742		Target Corp.	1,140,036
5,820	[2]	Tegna, Inc.	139,738
1,272	[2]	The Priceline Group, Inc.	1,354,642
6,357		Tiffany & Co.	405,831
7,063		Time Warner Cable, Inc.	1,285,537
21,193		Time Warner, Inc.	1,492,835
2,961		Tractor Supply Co.	261,486
26,096		Twenty-First Century Fox, Inc.	703,809
7,044		Twenty-First Century Fox, Inc., Class B	190,892
2,102	[2]	Under Armour, Inc., Class A	179,574
11,991	[2]	Urban Outfitters, Inc.	274,354
9,505		V.F. Corp.	595,013
9,911		Viacom, Inc., Class B - New	452,338
38,757		Walt Disney Co.	3,713,696
2,339		Whirlpool Corp.	314,338
3,202		Wyndham Worldwide Corp.	207,810
10,781		Yum! Brands, Inc.	780,221
		TOTAL	56,837,514
		Consumer Staples—10.1%
50,518		Altria Group, Inc.	3,087,155
9,228		Archer-Daniels-Midland Co.	326,210
2,170		Brown-Forman Corp., Class B	212,313
29,007		CVS Health Corp.	2,801,786
3,864		Campbell Soup Co.	217,968
2,857		Church and Dwight, Inc.	239,988
2,989		Clorox Co.	385,730
4,455		Coca-Cola Enterprises, Inc.	206,801
23,782		Colgate-Palmolive Co.	1,605,998
10,096		ConAgra Foods, Inc.	420,397
4,183		Constellation Brands, Inc., Class A	637,824
9,849		Costco Wholesale Corp.	1,488,381
4,406		Dr. Pepper Snapple Group, Inc.	413,459
5,228		Estee Lauder Cos., Inc., Class A	445,687

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
19,281		General Mills, Inc.	$1,089,569
4,196		Hershey Foods Corp.	369,710
6,206		Hormel Foods Corp.	499,024
9,117		Kimberly-Clark Corp.	1,170,805
5,992		Kellogg Co.	440,053
3,407		Keurig Green Mountain Coffee, Inc.	304,075
12,524		Kraft Heinz Co./The	977,623
23,968		Kroger Co.	930,198
2,498		McCormick & Co., Inc.	219,749
5,691		Mead Johnson Nutrition Co.	412,541
4,196		Molson Coors Brewing Co., Class B	379,654
41,165		Mondelez International, Inc.	1,774,212
2,310	[2]	Monster Beverage Corp.	311,919
38,000		PepsiCo, Inc.	3,773,400
37,546		Philip Morris International, Inc.	3,379,516
70,679		Procter & Gamble Co.	5,773,768
20,491		Reynolds American, Inc.	1,023,525
4,778		Smucker (J.M.) Co.	613,113
12,454		Sysco Corp.	495,794
101,920		The Coca-Cola Co.	4,374,406
11,686	[3]	Tyson Foods, Inc., Class A	623,565
41,117		Wal-Mart Stores, Inc.	2,728,524
21,907		Walgreens Boots Alliance, Inc.	1,746,426
10,280		Whole Foods Market, Inc.	301,307
		TOTAL	46,202,173
		Energy—6.4%
7,365		Anadarko Petroleum Corp.	287,898
15,010		Apache Corp.	638,525
10,252		Baker Hughes, Inc.	446,064
12,236	[3]	CONSOL Energy, Inc.	97,154
12,421		Cabot Oil & Gas Corp., Class A	257,736
8,280	[2]	Cameron International Corp.	543,665
48,302		Chevron Corp.	4,176,674
4,842	[3]	Cimarex Energy Co.	450,306
7,665		Columbia Pipeline Group, Inc.	142,186
32,320		ConocoPhillips	1,263,066
17,937		Devon Energy Corp.	500,442
13,551		EOG Resources, Inc.	962,392
369		EQT Corp.	22,782
10,633		Ensco PLC	103,991
106,778		Exxon Mobil Corp.	8,312,667
4,419	[2]	FMC Technologies, Inc.	111,138
20,662		Halliburton Co.	656,845
2,017	[3]	Helmerich & Payne, Inc.	102,464
11,493		Hess Corp.	488,452
49,974		Kinder Morgan, Inc.	822,072
19,054		Marathon Petroleum Corp.	796,267
6,486		Murphy Oil Corp.	127,190
2,808		National Oilwell Varco, Inc.	91,372
2,618	[2]	Newfield Exploration Co.	76,105
4,075		Noble Energy, Inc.	131,908

Shares			Value
		COMMON STOCKS—continued[1]
		Energy—continued
7,183		ONEOK, Inc.	$178,929
19,042		Occidental Petroleum Corp.	1,310,661
11,698		Phillips 66	937,595
3,805		Pioneer Natural Resources, Inc.	471,630
5,901		Range Resources Corp.	174,434
31,900		Schlumberger Ltd.	2,305,413
14,916	[2,3]	Southwestern Energy Co.	132,603
9,429		Spectra Energy Corp.	258,826
2,594		Tesoro Petroleum Corp.	226,326
10,349	[3]	Transocean Ltd.	107,837
15,725		Valero Energy Corp.	1,067,256
28,668		Williams Companies, Inc.	553,292
		TOTAL	29,334,163
		Financials—15.3%
1,726	[2]	Affiliated Managers Group	231,612
11,117		Aflac, Inc.	644,341
10,707		Allstate Corp.	648,844
22,379		American Express Co.	1,197,277
32,273		American International Group, Inc.	1,822,779
11,382		American Tower Corp.	1,073,778
4,981		Ameriprise Financial, Inc.	451,528
4,580		Aon PLC	402,261
2,911		Apartment Investment & Management Co., Class A	113,966
1,159		Assurant, Inc.	94,238
3,279		Avalonbay Communities, Inc.	562,316
21,454		BB&T Corp.	700,688
270,870		Bank of America Corp.	3,830,102
48,642	[2]	Berkshire Hathaway, Inc., Class B	6,312,272
3,399		Blackrock, Inc.	1,068,170
4,329		Boston Properties, Inc.	503,073
6,431	[2]	CBRE Group, Inc.	179,875
11,174		CME Group, Inc.	1,003,984
14,396		Capital One Financial Corp.	944,666
12,272	[2]	Chubb Ltd.	1,387,595
3,035		Cincinnati Financial Corp.	174,907
82,098		Citigroup, Inc.	3,495,733
15,570		Citizens Financial Group, Inc.	330,863
5,807		Comerica, Inc.	199,180
8,102		Crown Castle International Corp.	698,392
11,975		Discover Financial Services	548,335
6,366	[2]	E*Trade Financial Corp.	149,983
1,624		Equinix, Inc.	504,366
12,211		Equity Residential Properties Trust	941,346
1,500		Essex Property Trust, Inc.	319,665
2,705		Extra Space Storage, Inc.	245,316
1,501		Federal Realty Investment Trust	226,396
18,229		Fifth Third Bancorp	288,018
11,053		Franklin Resources, Inc.	383,097
14,753		General Growth Properties, Inc.	413,674
11,588		Goldman Sachs Group, Inc.	1,872,157
13,211		HCP, Inc.	474,803

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
16,054		Hartford Financial Services Group, Inc.	$645,050
35,579	[3]	Host Hotels & Resorts, Inc.	492,769
15,501		Huntington Bancshares, Inc.	132,999
2,894		Intercontinental Exchange, Inc.	763,437
3,444		Invesco Ltd.	103,079
98,641		JPMorgan Chase & Co.	5,869,140
2,254		KeyCorp	25,155
9,040		Kimco Realty Corp.	245,798
10,046		Legg Mason, Inc.	307,609
11,920		Lincoln National Corp.	470,363
1,277		Loews Corp.	47,262
2,150		M & T Bank Corp.	236,887
659		Macerich Co. (The)	51,382
12,625		Marsh & McLennan Cos., Inc.	673,291
6,652		McGraw Hill Financial, Inc.	565,553
29,637		MetLife, Inc.	1,323,292
6,887		Moody's Corp.	613,907
30,449		Morgan Stanley	788,020
2,238		NASDAQ, Inc.	138,756
14,074		Navient Corp.	134,547
4,889	[3]	Northern Trust Corp.	303,509
12,589		PNC Financial Services Group	1,090,837
4,955		People's United Financial, Inc.	71,203
9,957		Plum Creek Timber Co., Inc.	403,358
12,724		Principal Financial Group	483,512
13,679		Progressive Corp. Ohio	427,469
13,720		ProLogis, Inc.	541,528
14,681		Prudential Financial	1,028,845
4,652		Public Storage	1,179,561
5,656		Realty Income Corp.	315,548
38,994		Regions Financial Corp.	316,631
2,114		SL Green Realty Corp.	204,234
30,140		Schwab (Charles) Corp.	769,474
7,748		Simon Property Group, Inc.	1,443,297
6,292		State Street Corp.	350,653
12,175		SunTrust Banks, Inc.	445,362
19,971	[2]	Synchrony Financial	567,576
7,022		T. Rowe Price Group, Inc.	498,211
26,972		The Bank of New York Mellon Corp.	976,926
7,434		The Travelers Cos, Inc.	795,735
2,151		Torchmark Corp.	116,885
41,303		U.S. Bancorp	1,654,598
6,147		Unum Group	176,050
4,612		Ventas, Inc.	255,136
2,112		Vornado Realty Trust	186,828
119,613		Wells Fargo & Co.	6,008,161
9,831		Welltower, Inc.	611,685
14,361		Weyerhaeuser Co.	367,785
1,647	[2]	Willis Towers Watson PLC	188,532
1,605		XL Group PLC	58,197

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
7,196		Zions Bancorp	$163,205
		TOTAL	70,068,423
		Health Care—14.1%
38,050		Abbott Laboratories	1,440,192
42,914		AbbVie, Inc.	2,355,979
6,827		Aetna, Inc.	695,262
9,010		Agilent Technologies, Inc.	339,226
5,846	[2]	Alexion Pharmaceuticals, Inc.	853,107
10,010	[2]	Allergan PLC	2,847,144
7,485		AmerisourceBergen Corp.	670,357
19,508		Amgen, Inc.	2,979,457
6,393		Anthem, Inc.	834,223
3,103		Bard (C.R.), Inc.	568,687
13,972		Baxalta, Inc.	559,020
15,300		Baxter International, Inc.	559,980
5,133		Becton, Dickinson & Co.	746,184
5,908	[2]	Biogen, Inc.	1,613,238
32,154	[2]	Boston Scientific Corp.	563,660
42,315		Bristol-Myers Squibb Co.	2,630,300
6,313		CIGNA Corp.	843,417
7,941		Cardinal Health, Inc.	646,159
20,220	[2]	Celgene Corp.	2,028,470
7,791	[2]	Cerner Corp.	451,956
3,635	[2]	DaVita HealthCare Partners, Inc.	243,981
7,282		Dentsply International, Inc.	428,837
2,746	[2]	Edwards Lifesciences Corp.	214,765
1,478	[2]	Endo International PLC	81,985
20,495	[2]	Express Scripts Holding Co.	1,472,976
39,599		Gilead Sciences, Inc.	3,286,717
8,726	[2]	HCA Holdings, Inc.	607,155
1,846	[2]	Henry Schein, Inc.	279,558
2,484		Humana, Inc.	404,370
2,389	[2]	Illumina, Inc.	377,343
911	[2]	Intuitive Surgical, Inc.	492,714
71,758		Johnson & Johnson	7,494,406
4,555	[2]	Laboratory Corp. of America Holdings	511,754
27,945		Lilly (Eli) & Co.	2,210,449
2,244	[2]	Mallinckrodt PLC	130,354
6,200		McKesson Corp.	998,076
35,676		Medtronic PLC	2,708,522
67,682		Merck & Co., Inc.	3,429,447
6,413	[2,3]	Mylan NV	337,901
1,977		PerkinElmer, Inc.	95,529
3,486		Perrigo Co. PLC	504,006
157,863		Pfizer, Inc.	4,813,243
3,257		Quest Diagnostics, Inc.	213,887
2,516	[2]	Regeneron Pharmaceuticals, Inc.	1,056,946
7,533		St. Jude Medical, Inc.	398,194
5,947		Stryker Corp.	589,645
10,923	[2]	Tenet Healthcare Corp.	296,232
10,371		Thermo Fisher Scientific, Inc.	1,369,594

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
24,190		UnitedHealth Group, Inc.	$2,785,720
2,075		Universal Health Services, Inc., Class B	233,728
2,613	[2]	Varian Medical Systems, Inc.	201,541
8,638	[2]	Vertex Pharmaceuticals, Inc.	783,898
1,742	[2]	Waters Corp.	211,148
2,223		Zimmer Biomet Holdings, Inc.	220,655
10,813		Zoetis, Inc.	465,500
		TOTAL	64,176,794
		Industrials—9.4%
16,165		3M Co.	2,440,915
5,339		AMETEK, Inc.	251,200
1,751		Allegion PLC	106,041
17,372		American Airlines Group, Inc.	677,334
16,085		Boeing Co.	1,932,291
3,025		C.H. Robinson Worldwide, Inc.	195,929
27,048		CSX Corp.	622,645
15,712		Caterpillar, Inc.	977,915
1,777		Cummins, Inc.	159,734
14,866		Danaher Corp.	1,288,139
5,182		Deere & Co.	399,066
25,224		Delta Air Lines, Inc.	1,117,171
4,751		Dover Corp.	277,696
1,378		Dun & Bradstreet Corp.	135,623
12,784		Eaton Corp PLC	645,720
12,086		Emerson Electric Co.	555,714
2,635		Equifax, Inc.	278,783
3,845		Expeditors International Washington, Inc.	173,486
7,242	[3]	Fastenal Co.	293,735
6,649		FedEx Corp.	883,519
4,513		Flowserve Corp.	174,382
2,711		Fluor Corp.	121,697
6,001		General Dynamics Corp.	802,754
244,851		General Electric Co.	7,125,164
20,059		Honeywell International, Inc.	2,070,089
5,376		Hunt (J.B.) Transportation Services, Inc.	390,835
10,843		Illinois Tool Works, Inc.	976,629
2,453		Ingersoll-Rand PLC	126,256
8,825	[2]	Jacobs Engineering Group, Inc.	346,205
3,430		Kansas City Southern Industries, Inc.	243,118
2,066		L-3 Communications Holdings, Inc.	241,391
7,848		Lockheed Martin Corp.	1,655,928
6,994		Masco Corp.	184,572
8,474		Nielsen Holdings PLC	408,108
8,308		Norfolk Southern Corp.	585,714
4,466		Northrop Grumman Corp.	826,478
4,602		PACCAR, Inc.	225,820
3,960		Parker-Hannifin Corp.	384,754
7,224		Pitney Bowes, Inc.	141,446
15,990	[2]	Quanta Services, Inc.	299,013
7,414		Raytheon Co.	950,771
11,182		Republic Services, Inc.	488,653

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
4,410		Robert Half International, Inc.	$193,026
5,698		Rockwell Automation, Inc.	544,558
2,863		Rockwell Collins	231,559
3,858		Roper Technologies, Inc.	677,735
1,226		Snap-On, Inc.	198,073
17,298		Southwest Airlines Co.	650,751
3,395		Stanley Black & Decker, Inc.	320,284
2,556	[2]	Stericycle, Inc.	307,615
13,417		Textron, Inc.	459,130
11,727		The ADT Corp.	346,885
4,518		Tyco International PLC	155,374
18,976		Union Pacific Corp.	1,366,272
10,127	[2]	United Continental Holdings, Inc.	488,931
17,479		United Parcel Service, Inc.	1,629,043
7,081	[2]	United Rentals, Inc.	339,251
18,797		United Technologies Corp.	1,648,309
3,419	[2]	Verisk Analytics, Inc.	249,587
1,712	[3]	W. W. Grainger, Inc.	336,733
9,885		Waste Management, Inc.	523,411
5,420		Xylem, Inc.	194,849
		TOTAL	43,043,809
		Information Technology—19.8%
15,694		Accenture PLC	1,656,345
11,743		Activision Blizzard, Inc.	408,891
12,355	[2]	Adobe Systems, Inc.	1,101,201
1,620	[2]	Alliance Data Systems Corp.	323,660
7,483	[2]	Alphabet, Inc., Class A	5,697,182
7,632	[2]	Alphabet, Inc., Class C	5,670,194
7,066		Amphenol Corp., Class A	350,262
3,918		Analog Devices, Inc.	211,023
144,203		Apple, Inc.	14,036,720
16,818		Applied Materials, Inc.	296,838
6,203	[2]	Autodesk, Inc.	290,424
9,245		Automatic Data Processing, Inc.	768,167
10,364		Avago Technologies Ltd.	1,385,770
9,547		CA, Inc.	274,285
1,900		CSRA, Inc.	50,882
131,321		Cisco Systems, Inc.	3,124,127
3,645	[2]	Citrix Systems, Inc.	256,827
15,228	[2]	Cognizant Technology Solutions Corp.	964,085
18,623		Corning, Inc.	346,574
51,754		EMC Corp. Mass	1,281,947
26,632	[2]	eBay, Inc.	624,787
7,401	[2]	Electronic Arts, Inc.	477,698
5,423	[2]	FIserv, Inc.	512,799
5,062		FLIR Systems, Inc.	148,013
4,124	[2]	F5 Networks, Inc.	386,749
60,497	[2]	Facebook, Inc.	6,788,368
7,256		Fidelity National Information Services, Inc.	433,401
1,790	[2]	First Solar, Inc.	122,901
51,083	[2]	HP, Inc.	496,016

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
2,704		Harris Corp.	$235,167
43,123		Hewlett Packard Enterprise Co.	593,372
123,096		Intel Corp.	3,818,438
23,361		International Business Machines Corp.	2,915,219
6,718		Intuit, Inc.	641,636
7,387		Juniper Networks, Inc.	174,333
7,285		KLA-Tencor Corp.	488,022
4,234		Lam Research Corp.	303,959
7,201		Linear Technology Corp.	307,699
28,091		Mastercard, Inc., Class A	2,500,942
4,328		Microchip Technology, Inc.	193,938
32,318	[2]	Micron Technology, Inc.	356,468
205,985		Microsoft Corp.	11,347,714
842		Motorola Solutions, Inc.	56,220
20,795		NVIDIA Corp.	609,086
17,485		NetApp, Inc.	383,446
76,498		Oracle Corp.	2,777,642
7,353		Paychex, Inc.	351,915
29,912	[2]	PayPal Holdings, Inc.	1,081,020
2,478	[2]	Qorvo, Inc.	98,129
33,852		Qualcomm, Inc.	1,534,850
7,884	[2]	Red Hat, Inc.	552,274
19,346	[2]	Salesforce.com, Inc.	1,316,689
5,810	[2]	Sandisk Corp.	410,767
15,696		Seagate Technology	455,969
5,085		Skyworks Solutions, Inc.	350,458
19,608		Symantec Corp.	389,023
9,196		TE Connectivity Ltd.	525,643
12,660	[2]	Teradata Corporation	308,144
26,678		Texas Instruments, Inc.	1,412,066
5,302	[2,3]	Verisign, Inc.	400,831
49,568	[3]	Visa, Inc., Class A Shares	3,692,320
6,910		Western Digital Corp.	331,542
13,322		Western Union Co.	237,664
1,386		Xerox Corp.	13,513
5,735		Xilinx, Inc.	288,298
14,968	[2]	Yahoo, Inc.	441,706
		TOTAL	90,382,258
		Materials—2.5%
5,358		Air Products & Chemicals, Inc.	678,912
1,541		Airgas, Inc.	215,740
3,254		Alcoa, Inc.	23,722
1,629		Avery Dennison Corp.	99,190
2,876		Ball Corp.	192,203
30,022		Dow Chemical Co.	1,260,924
23,418		Du Pont (E.I.) de Nemours & Co.	1,235,534
4,509		Eastman Chemical Co.	275,996
6,441		Ecolab, Inc.	694,791
1,689		International Flavors & Fragrances, Inc.	197,545
11,998		International Paper Co.	410,452
12,031		LyondellBasell Industries NV, Class A	938,057

Shares			Value
		COMMON STOCKS—continued[1]
		Materials—continued
1,344		Martin Marietta Materials	$168,779
11,827		Monsanto Co.	1,071,526
15,830		Newmont Mining Corp.	315,967
14,073		Nucor Corp.	549,832
7,541	[2]	Owens-Illinois, Inc.	97,580
7,407		PPG Industries, Inc.	704,554
7,780		Praxair, Inc.	778,000
10,661	[3]	Sealed Air Corp.	432,090
1,870		Sherwin-Williams Co.	478,103
6,004		Vulcan Materials Co.	529,553
5,279		WestRock Co.	186,243
		TOTAL	11,535,293
		Telecommunication Services—2.6%
159,149		AT&T, Inc.	5,738,913
15,877		CenturyLink, Inc.	403,593
39,593		Frontier Communications Corp.	180,148
7,273	[2]	Level 3 Communications, Inc.	354,995
105,780		Verizon Communications	5,285,827
		TOTAL	11,963,476
		Utilities—3.2%
2,946		AGL Resources, Inc.	187,248
6,985		Ameren Corp.	313,766
12,410		American Electric Power Co., Inc.	756,638
12,786		CMS Energy Corp.	497,120
13,530		CenterPoint Energy, Inc.	241,781
6,941		Consolidated Edison Co.	481,636
4,259		DTE Energy Co.	362,057
15,952		Dominion Resources, Inc.	1,151,256
18,329		Duke Energy Corp.	1,380,174
9,095		Edison International	562,071
5,205		Entergy Corp.	367,369
7,373		EverSource Energy	396,667
16,266		Exelon Corp.	480,986
17,556		FirstEnergy Corp.	580,401
12,332		NRG Energy, Inc.	131,212
11,480		NextEra Energy, Inc.	1,282,431
18,514		NiSource, Inc.	388,979
11,850		PG & E Corp.	650,683
11,094		PPL Corp.	388,956
2,197		Pinnacle West Capital Corp.	145,683
12,835		Public Service Enterprises Group, Inc.	530,085
204		SCANA Corp.	12,842
6,540		Sempra Energy	619,665
24,320		Southern Co.	1,189,734
13,889		TECO Energy, Inc.	376,670
4,233		WEC Energy Group, Inc.	233,789
18,772		Xcel Energy, Inc.	717,466
		TOTAL	14,427,365
		TOTAL COMMON STOCKS (IDENTIFIED COST $157,885,376)	437,971,268

Shares			Value
		INVESTMENT COMPANIES—2.6%[4]
5,926,853	[5]	Federated Money Market Management, Institutional Shares, 0.39%[6]	$5,926,853
5,991,940		Federated Prime Value Obligations Fund, Institutional Shares, 0.35%[6]	5,991,940
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	11,918,793
		TOTAL INVESTMENTS—98.4% (IDENTIFIED COST $169,804,169) [7]	449,890,061
		OTHER ASSETS AND LIABILITIES - NET—1.6%[8]	7,282,167
		TOTAL NET ASSETS—100%	$457,172,228
At January 31, 2016, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P 500 E-Mini Index Long Futures	35	$3,377,675	March 2016	$25,611
2S&P 500 Index Long Futures	32	$15,440,800	March 2016	$63,446
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$89,057
The average notional value of long futures contracts held by the Fund throughout the period was $14,901,904. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities - Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $18,818,475 at January 31, 2016, which represents 4.2% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 99.9%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Affiliated holding.
Transactions involving affiliated holdings during the period ended January 31, 2016, were as follows:
	Federated Money Market Management, Institutional Shares	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2015	6,779,623	16,422,181	23,201,804
Purchases/Additions	19,454,784	49,530,655	68,985,439
Sales/Reductions	(20,307,554)	(59,960,896)	(80,268,450)
Balance of Shares Held 1/31/2016	5,926,853	5,991,940	11,918,793
Value	$5,926,853	$5,991,940	$11,918,793
Dividend Income	$3,859	$7,150	$11,009
5	All or a portion of this security is held as collateral for securities lending.
6	7-day net yield.
As of January 31, 2016, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$5,783,561	$5,926,853
7	At January 31, 2016, the cost of investments for federal tax purposes was $169,804,169. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $280,085,892. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $284,248,407 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,162,515.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
13

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 24, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2016